Borrowings (Details) - Schedule of Long-Term Borrowings - Long Term Borrowings [Member] ¥ in Thousands, $ in Thousands	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Long-Term Borrowings [Abstract]
Long term borrowings, unsecured, maturing serially through 2023-2026, (weighted average: April 2023 — 2.95%, October 2023 — 2.95%)	¥ 1,027,779	$ 6,785	¥ 1,034,445
Less: current portion	(1,013,332)	(6,690)	(1,013,332)
Long-term borrowings, net of current portion	¥ 14,447	$ 95	¥ 21,113